GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 5,218	$ 2,411
Acquisitions through business combinations	(83)	3,444
Impairment losses	0	418
Dispositions	(215)	(21)
Assets reclassified as held for sale	0	(212)
Foreign currency translation	324	14
Balance at end of year	5,244	5,218
Infrastructure services | Altera Infrastructure LP
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 286	547
Impairment losses		261
Balance at end of year		286
Business services
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses		$ 157